Earnings per share (Tables)	12 Months Ended
Jun. 30, 2020
Profit / (loss) per share attributable to equity holders of the parent:
Schedule of basic earnings per share

	June 30, 2020	June 30, 2019	June 30, 2018
Profit for the year of continuing operations attributable to equity holders of the parent	4,142	(39,076)	(3,423)
Profit for the year of discontinued operations attributable to equity holders of the parent	10,107	2,466	24,470
Profit for the year attributable to equity holders of the parent	14,249	(36,610)	21,047
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	24.76	(63.68)	36.58

Schedule of diluted earnings per share

	June 30, 2020	June 30, 2019	June 30, 2018
Profit for the year of continuing operations attributable to equity holders of the parent	4,142	(39,076)	(3,423)
Profit for the year of discontinued operations attributable to equity holders of the parent	10,107	2,466	24,470
Profit for the year per share attributable to equity holders of the parent	14,249	(36,610)	21,047
Weighted average number of ordinary shares outstanding	579	575	579
Diluted earnings per share	24.62	(63.68)	36.37